Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Movements of Property, Plant and Equipment

The movements of property, plant and equipment for the years ended December 31, 2016 and 2017 are as follows:

	2016
	Buildings	Tele- communications equipment	Office furniture, fixtures, motor vehicles and other equipment	Leasehold improvements	CIP	Total
Cost:
Beginning of year	62,969	838,995	19,464	3,878	97,601	1,022,907
Additions	57	748	427	186	70,418	71,836
Transfer from CIP	4,211	79,808	748	301	(85,068)	—
Transfer to other assets	—	—	—	—	(4,046)	(4,046)
Disposals	(97)	(43,099)	(632)	(330)	—	(44,158)

End of year	67,140	876,452	20,007	4,035	78,905	1,046,539

Accumulated depreciation and impairment:
Beginning of year	(26,612)	(525,244)	(14,059)	(2,256)	(105)	(568,276)
Charge for the year	(2,621)	(62,932)	(1,516)	(681)	—	(67,750)
Disposals	59	39,704	589	250	—	40,602

End of year	(29,174)	(548,472)	(14,986)	(2,687)	(105)	(595,424)

Net book value:
End of year	37,966	327,980	5,021	1,348	78,800	451,115

Beginning of year	36,357	313,751	5,405	1,622	97,496	454,631

	2017
	Buildings	Tele- communications equipment	Office furniture, fixtures, motor vehicles and other equipment	Leasehold improvements	CIP	Total
Cost:
Beginning of year	67,140	876,452	20,007	4,035	78,905	1,046,539
Additions	129	293	426	290	41,510	42,648
Transfer from CIP	4,219	58,535	783	284	(63,821)	—
Transfer to other assets	—	—	—	—	(4,376)	(4,376)
Disposals	(411)	(64,588)	(1,046)	(319)	—	(66,364)

End of year	71,077	870,692	20,170	4,290	52,218	1,018,447

Accumulated depreciation and impairment:
Beginning of year	(29,174)	(548,472)	(14,986)	(2,687)	(105)	(595,424)
Charge for the year	(2,765)	(62,311)	(1,386)	(810)	—	(67,272)
Disposals	225	59,384	928	308	—	60,845

End of year	(31,714)	(551,399)	(15,444)	(3,189)	(105)	(601,851)

Net book value:
End of year	39,363	319,293	4,726	1,101	52,113	416,596

Beginning of year	37,966	327,980	5,021	1,348	78,800	451,115